Condensed Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - $ / shares	Sep. 30, 2017	Mar. 31, 2017
Shares issued price per share		$ 0.0001
Private Placement One [Member]
Shares issued price per share	$ 0.25	0.10
Private Placement Two [Member]
Shares issued price per share		$ 0.15